UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08927

                Credit Suisse Institutional High Yield Fund, Inc.
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               (Exact name of registrant as specified in charter)


                    c/o Credit Suisse Asset Management, LLC
                              466 Lexington Avenue
                            New York, New York 10017
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              (Address of principal executive offices) (Zip code)

                                Hal Liebes, Esq.
                              466 Lexington Avenue
                            New York, New York 10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: 08/31
Date of reporting period: July 1, 2003 - June 30, 2004

ITEM 1. PROXY VOTING RECORD

CREDIT SUISSE INSTITUTIONAL HIGH YIELD FUND, INC.

=============================== HIGH YIELD FUND ================================


AIRGATE PCS, INC.

Ticker:       PCSA           Security ID:  009367301
Meeting Date: APR 8, 2004    Meeting Type: Annual
Record Date:  FEB 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Robert A. Ferchat         For       For        Management
1.2   Elect  Director Max D. Hopper             For       For        Management


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Credit Suisse Institutional High Yield Fund, Inc.

By:      /s/ Hal Liebes
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         Hal Liebes
         Vice President and Secretary

Date:    August 25, 2004